Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
License Agreement
The Company has entered into an exclusive license agreement, as amended, with UCLB (see Note 8). In connection with the UCLB license agreement, the Company is required to make annual license payments and may be required to make payments upon the achievement of specified milestones. The Company has estimated the probability of the Company achieving each potential milestone in accordance with ASC 450, Contingencies. The Company concluded that, as of June 30, 2019 there was a $0.6 million milestone related to the receipt of the clinical data for its AUTO1 program, the achievement of which was considered probable, and accordingly the Company accrued the milestone of $0.6 million as of June 30, 2019. As of June 30, 2019, there were no other milestones for which the likelihood of achievement was probable.
Legal Proceedings
From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company was not a party to any litigation and did not have contingency reserves established for any liabilities as of June 30, 2019 and December 31, 2018.
Leases
The Company leases certain office space, laboratory space, and equipment. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. The Company does not recognize right-of-use assets or lease liabilities for leases determined to have a term of 12 months or less. Many of the Company's leases contain variable non-lease components such as maintenance, taxes, insurance, and similar costs for the spaces it occupies. For new and amended leases beginning in 2019 and after, the Company has elected the practical expedient not to separate these non-lease components of leases for classes of all underlying assets and instead account for them as a single lease component for all leases. The Company straight-lines the net fixed payments of operating leases over the lease term. Variable executory costs, as it relates to net leases, are to be excluded from the calculation of the lease liability and the Company expenses the variable lease payments in the period in which it incurs the obligation to pay such variable amounts and will be included in variable lease costs in the leases footnote disclosure.
These variable lease payments are not included in the Company's calculation of its right-of-use assets or lease liabilities.
In adopting ASC 842, the Company elected the package of practical expedients which, among other things, allowed it to retain the classification of their leases in place at the effective date of ASC 842.
The Company’s corporate headquarters are located in London, United Kingdom. The Company leases space at this location from Imperial (Forest House) Limited under a ten year lease, the term of which commenced in September 2015. The lease included an option for the Company to lease additional space within a 15-month period, which the Company exercised in October 2016. The exercise of the option resulted in a separate new lease agreement with a concurrent term through September 2025. The Company has the ability to terminate the lease in September 2020 and the landlord has the option to give notice to terminate the lease from September 2020 onward. The Company has measured its right-of-use assets and lease liabilities based on lease terms ending in September 2025, as the Company is reasonably certain they will not terminate the lease prior to September 2025. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability.
Prior to the lease commencement date of Forest House leases, the Company, in conjunction with the landlord, made improvements to the leased space. The total cost of these improvements was funded by the landlord, a portion of the cost will be reimbursed by the Company over the term of the leases. The total cost of the improvements was capitalized as leasehold improvements on the Company’s balance sheet, with an offset to long-term lease incentive obligation for the portion funded by the landlord and other long-term payables for the portion to be repaid to the landlord. The lease related to this facility is classified as an operating lease.
In September 2017, the Company executed an arrangement with Catapult Limited to lease a manufacturing suite at the Cell and Gene Therapy Catapult manufacturing center in Stevenage, United Kingdom for a term through May 2021, at which time the Company has the option to renew or terminate the lease. The lease related to this facility is classified as an operating lease. The lease has a six-month rent-free period. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability. In December 2018, the Company executed an additional lease arrangement for additional manufacturing space for a term through September 2023, at which time the Company has the option to renew or terminate the lease.
In June 2018, the Company signed a binding letter of intent to enter into a lease for office and laboratory space in White City, London. The letter of intent required the Company to enter into a ten-year lease provided that the landlord completed the required leasehold improvements described in the agreement. The leasehold improvements were completed and the lease commenced in January 2019. The Company has the option to terminate the lease in November 2026. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability. The lease agreement includes an option to lease additional space. As of June 30, 2019, the Company capitalized $7.2 million and as leasehold improvements and $0.8 million as assets under construction. As of December 31, 2018, the Company capitalized $6.6 million of leasehold improvements as assets under construction.
In September 2018, the Company signed a binding letter of intent to enter into a lease for manufacturing space in Enfield, United Kingdom. The letter of intent required the Company to enter into a 15-year lease provided that the landlord completed the required leasehold improvements described in the agreement. The Company executed lease agreements for three manufacturing space units, each for 15-year lease terms. The leases commenced in February 2019 with option to terminate the lease in February 2029. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability. The Company has capitalized $1.2 million of leasehold improvements as assets under construction as of June 30, 2019. As of December 31, 2018 there were no leasehold improvements under construction.
In October 2018, the Company executed an agreement to sublease office space in Rockville, Maryland for a term through October 2021. The lease related to this facility is classified as an operating lease. The lease has a four-month rent-free period. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability.
In January 2019, the Company executed a lease agreement to lease additional office and manufacturing space in Rockville, Maryland. The lease agreement required the Company to enter into a 16-year lease provided that the landlord completes the required leasehold improvements described in the agreement. The Company expects the lease to commence in June 2020 for a term through June 2036. The Company has capitalized $1.1 million in leasehold improvements as assets under construction as of June 30, 2019. The Company excluded the $57.9 million of undiscounted future minimum lease payments in the maturity of lease liabilities table as the lease had not yet commenced as of June 30, 2019.
The Company identified and assessed the following significant assumptions in recognizing its right-of-use assets and corresponding lease liabilities:

•
As the Company's leases do not provide an implicit rate, it estimated the incremental borrowing rate for each lease based on a yield curve analysis, utilizing the interest rate derived from the fair value analysis of its existing leases and adjusting it for factors that appropriately reflect the profile of secured borrowing over the lease term. For leases existing as of the adoption date, the Company has utilized its incremental borrowing rate based on the remaining lease term as of the adoption date. For leases that commenced after the adoption date, the Company determined the incremental borrowing rate based on the lease term as determined at the commencement date of the lease.

•	The expected lease terms include both contractual lease periods and, when applicable, cancelable option periods where failure to exercise such options would result in an economic penalty.

•
Since the Company elected to account for each lease component and its associated non-lease components as a single combined lease component, all contract consideration was allocated to the combined lease component.

Leases (in thousands)	Balance Sheet Classification	As of June 30, 2019
Assets
Operating lease assets	Operating right-of-use assets	$25,505
Liabilities
Current
Operating lease liabilities	Current liabilities: Operating lease liabilities	$1,925
Noncurrent
Operating lease liabilities	Non-current liabilities: Operating lease liabilities	$25,497
Total lease liabilities		$27,422

Lease cost (in thousands)	Statement of Operations Classification	Three Months June 30, 2019	Six Months June 30, 2019
Operating lease cost	Operating expenses: research and development	$805	$1,529
Variable lease cost	Operating expenses: research and development	290	580

Operating lease cost	Operating expenses: general and administrative	342	661
Variable lease cost	Operating expenses: general and administrative	92	165

Short term lease costs		62	125
Total lease cost		$1,591	$3,060

Other information (in thousands)	June 30, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$954
Right-of-use assets obtained in exchange for new operating lease liabilities	26,777
Weighted-average remaining lease term — operating leases	9.6 years
Weighted-average discount rate — operating leases	7.0%

Future fixed payments for non-cancelable operating leases in effect as of March 31, 2019, are payable as follows:

Maturity of lease liabilities for the years ending December 31,	Operating Leases
(in thousands)
2019 (for the remaining six months of the year ending December 31, 2019)	$1,366
2020	4,075
2021	4,844
2022	4,269
2023	4,172
Thereafter	19,910
Total lease payments	38,636
Less: imputed interest	(11,215)
Less: FX (gain)/loss	1
Present value of lease liabilities	$27,422

The above table excludes $57.9 million of legally binding minimum lease payments for leases signed but not yet commenced as of June 30, 2019.
The following table summarizes the future minimum lease payments due under operating leases as of December 31, 2018 prior to the adoption of ASC 842 (in thousands):

Year ending December 31,
2019	$2,244
2020	2,332
2021	1,934
2022	1,324
2023	1,196
2024 and thereafter	1,121
Total	$10,151

The Company recognizes rent expense on a straight-line basis over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid prior to the adoption of ASC 842.
The Company recorded rent expense totaling $0.4 million and $0.6 million for the three and six months ended June 30,2018.